Pension Plan (Tables)	12 Months Ended
Sep. 30, 2017
Retirement Benefits [Abstract]
Schedule of pension plans and their reconciliation

The following table sets forth the combined funded status of the pension plans and their reconciliation to the related amounts recognized in our consolidated financial statements at our September 30, 2017 and September 24, 2016 measurement dates:

	September 30, 2017	September 24, 2016
Change in benefit obligation:
Benefit obligation at beginning of period	$104,667	$98,482
Interest cost	2,559	3,401
Actuarial (gain)/loss	300	19,658
Benefits paid	(4,827)	(2,617)
Foreign currency translation adjustments	3,178	(14,257)
Benefit obligation at end of period	$105,877	$104,667
Change in plan assets:
Fair value of plan assets at beginning of period	$96,692	$93,605
Actual gain on plan assets	3,596	15,840
Employer contributions	3,280	3,415
Benefits paid	(4,827)	(2,617)
Foreign currency translation adjustments	3,713	(13,551)
Fair value of assets at end of period	$102,454	$96,692
Amount recognized in the consolidated balance sheets:
Unfunded status (non-current)	$(3,423)	$(7,975)
Net amount recognized	$(3,423)	$(7,975)

Schedule of defined benefit plans

The following table presents the components of our net periodic pension benefit cost:

	September 30, 2017	September 24, 2016	September 26, 2015
Components of net periodic pension benefit cost:
Interest cost	$2,559	$3,401	$3,879
Expected return on plan assets	(2,402)	(3,178)	(3,728)
Amortization of net loss	448	274	193
Net periodic cost	$605	$497	$344

Schedule of fair value of the plan assets

The fair value of the plan assets at September 30, 2017 by asset category is presented below:

	Level 1	Level 2	Level 3	Total
Diversified fund	$—	$60,977	$—	$60,977
Buy-in contract	—	—	40,452	40,452
Cash	1,025	—	—	1,025
Total	$1,025	$60,977	$40,452	$102,454

The fair value of the plan assets at September 24, 2016 by asset category is presented below:

	Level 1	Level 2	Level 3	Total
Diversified fund	$—	$56,166	$—	$56,166
Buy-in contract	—	—	39,901	39,901
Cash	625	—	—	625
Total	$625	$56,166	$39,901	$96,692

Schedule of change in fair value of the pension assets using significant unobservable inputs (Level 3)

The change in fair value of the pension assets during the periods ended September 30, 2017 and September 24, 2016 valued using significant unobservable inputs (Level 3) is presented below:

Balance at September 27, 2015	$41,570
Unrealized loss on asset still held at September 24, 2016	(1,669)
Balance at September 24, 2016	39,901
Unrealized gain on asset still held at September 30, 2017	551
Balance at September 30, 2017	$40,452

Schedule of benefit obligation and net periodic benefit cost for the Plan

The table below presents the weighted-average actuarial assumptions used to determine the benefit obligation and net periodic benefit cost for the Plan.

	September 30, 2017	September 24, 2016	September 26, 2015
Discount rate	2.80%	2.60%	4.10%
Expected return on assets	3.60%	2.60%	3.95%
RPI inflation	3.40%	3.10%	3.30%
CPI inflation	2.40%	2.10%	2.30%
Pension increases – pre-2006 service	3.30%	3.00%	3.20%
Pension increases – post-2006 service	2.20%	2.20%	2.20%

Schedule of benefit payments are expected to be paid	The following benefit payments are expected to be paid:
2018	$2,337
2019	$2,536
2020	$2,481
2021	$2,720
2022	$2,925
Thereafter (5 years from September 2022)	$17,985